Share capital - Summary of Authorized Share Capital (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Total Equity
Beginning balance	₨ 78,848	₨ 81,844
Ending balance	₨ 64,745	₨ 78,848
Authorized Share Capital
Total Equity
Beginning balance, shares	500,000,000	500,000,000
Increase during the year, shares	0	0
Ending balance, shares	500,000,000	500,000,000
Beginning balance	₨ 5,000	₨ 5,000
Increase during the year	0	0
Ending balance	₨ 5,000	₨ 5,000